Summary of Significant Accounting Policies and Other (Policies)	12 Months Ended
Jan. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation.    UTi Worldwide Inc. (UTi or the Company), is an international, non-asset-based supply chain services and solutions Company that provides air and ocean freight forwarding, contract logistics, customs clearance, distribution, inbound logistics, truckload brokerage and other supply chain management services. The Company’s fiscal year end is January 31. The Company serves its clients through a worldwide network of freight forwarding offices in over 140 countries, including independent agents, and over 180 contract logistics and distribution centers under management.

The accompanying consolidated financial statements include the accounts of the Company and all subsidiaries controlled by the Company (generally more than 50% ownership). Control is achieved where the Company has the power to govern the financial and operating policies of a subsidiary company so as to obtain benefits from its activities. The results of subsidiaries acquired during the year are included in the consolidated financial statements from the effective dates of acquisition. All intercompany transactions and balances have been eliminated upon consolidation. All amounts in the notes to the consolidated financial statements are presented in thousands except for share and per share data.

Liquidity and Going Concern

Liquidity and Going Concern. As of January 31, 2014, the Company was not in compliance with certain financial covenants associated with its $200,000 of senior unsecured guaranteed notes (the “2013 Senior Notes”) and its global credit facilities. In addition, certain of the Company’s credit facilities and letters of credit and guarantee facilities have cross-default provisions that could be triggered by covenant violations of the 2013 Senior Notes and global credit facilities. The Company has obtained waivers with respect to the 2013 Senior Notes and its global credit facilities, which each waive any failure of the Company to be in compliance with such financial covenants from January 31, 2014 through April 15, 2014. Following the expiration of such waivers on April 15, 2014, based on the Company’s current expectations, it will likely again not be in compliance with such covenants, in which case debt of approximately $400,000 (unaudited) would become due and immediately payable (absent additional waivers), for which sufficient cash would not be available absent a new financing. This could result in events of default under all of the Company’s outstanding indebtedness and the lenders under those facilities would be able to accelerate the indebtedness, which would have adverse consequences that may include insolvency of the Company, raising substantial doubt about the Company’s ability to continue as a going concern.

In response to this, the Company is in the process of launching an offering of convertible debt, the sale of preferred stock, and a refinancing of its global credit facilities. Management believes such actions will provide it sufficient liquidity to repay the $200,000 of 2013 Senior Notes as well as refinance its credit facilities with long-term facilities with less restrictive financial covenant requirements. Further, the Company could also undertake other actions in the event the offerings were not successful, including negotiating amendments and/or further waivers of the covenant requirements of its existing credit facilities. Although management believes these collective actions will ultimately be successful in addressing its liquidity requirements, uncertainty exists as to the outcome. Accordingly, this matter raises substantial doubt about the Company’s ability to continue as a going concern.

Use of Estimates

Use of Estimates.    The preparation of the consolidated financial statements, in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP), requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant items subject to such estimates and assumptions include, but are not limited to, certain estimates relating to the Company’s business transformation initiatives, including useful life assumptions and the dates at which certain software applications become ready for their intended use (both of which impact the timing and amount of amortization), revenue recognition, income taxes, shared-based compensation assumptions, allowances for doubtful accounts, the initial and recurring valuation of certain assets acquired and liabilities assumed through business combinations (including goodwill indefinite lived intangible assets, contingent earn-out payments, and contingent liabilities. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation.    Local currencies are generally considered the functional currencies of subsidiaries located outside of the United States of America.

Translation of the assets, liabilities, income and expense of subsidiaries with functional currencies other than the US Dollar.    Assets and liabilities are translated at year-end exchange rates for operations in local currency environments. Income and expense items are translated at average rates of exchange prevailing during the year. Gains and losses on translation are recorded as a separate component of shareholders’ equity under accumulated other comprehensive income or loss.

Translation of subsidiary loans.    Exchange differences arising on the translation of permanently invested long-term loans to subsidiary companies are recorded as a separate component of shareholders’ equity under accumulated other comprehensive income or loss. Exchange differences arising on the translation of long-term loans to subsidiary companies that are not permanent in nature are recorded as other (expense)/income, net in the consolidated statements of operations. These amounts were foreign exchange gains of $1,051, $265 and $1,768 for the fiscal years ended January 31, 2013, 2012 and 2011, respectively.

Foreign currency transaction gains and losses.    Transactions in foreign currencies during the year are re-measured at rates of exchange ruling on the dates of the transactions. Gains and losses related to re-measurement of items arising through operating activities are accounted for in the consolidated statements of operations and included in purchased transportation costs. These amounts in purchased transportation costs were gains of $1,140, $2,631 and $2,454 for the fiscal years ended January 31, 2013, 2012 and 2011, respectively.

Revenue Recognition

Revenue Recognition.    The Company recognizes revenue in accordance with the ASC Topic 605, Revenue Recognition, (ASC 605). In accordance with ASC 605, certain billings such as sales taxes, value-added and other taxes, customs, duties, and freight insurance premiums whereby the Company acts as an agent, have not been included in revenue.

Freight Forwarding.    The Company does not own or operate aircraft or ocean vessels and, consequently, contract with commercial carriers to arrange for the shipment of cargo. A majority of the Company’s freight forwarding business is conducted through non-committed space allocations with carriers. The Company arranges for, and in many cases provides, pick-up and delivery service between the carrier and the location of the shipper or recipient.

The Company provides airfreight forwarding services in two principal forms (i) as an indirect carrier, and occasionally (ii) as an authorized agent for airlines. When the Company acts as an indirect carrier with respect to shipments of freight, a House Airway Bill (HAWB) is typically issued upon receiving instruction from the client (the shipper). The HAWB serves as the contract of carriage between the Company and the shipper. When freight is tendered to the airline (the direct carrier), the Company receives a Master Airway Bill. The Master Airway Bill serves as the contract of carriage between the Company and the air carrier. As the Company provides services across a broad range of clients on commonly traveled trade lanes, when acting as an indirect carrier, the Company typically consolidates individual shipments into larger shipments, optimizing weight and volume combinations for lower-cost shipments on a consolidated basis. The Company typically acts as an indirect carrier with respect to shipments tendered to the Company by the client, however, in certain circumstances; the Company occasionally acts as an authorized agent for the airlines. In such circumstances, the Company is not considered to be an indirect carrier and does not issue a HAWB, but rather arranges for the transportation of individual shipments directly with the airline. In these instances, as compensation for arrangement of these shipments, the carriers pay the Company a management fee.

The Company provides ocean freight forwarding services in two principal forms (i) as an indirect carrier, sometimes referred to as a Non-Vessel Operating Common Carrier (NVOCC), and (ii) as an ocean freight forwarder nominated by the client (ocean freight forwarding agent). When the Company acts as an NVOCC with respect to shipments of freight, a House Ocean Bill of Lading (HOBL) is typically issued to the client (the shipper). The HOBL serves as the contract of carriage between the Company and the shipper. When the freight is tendered to the ocean carrier (the direct carrier), the Company receives a contract of carriage known as a Master Ocean Bill of Lading. The Master Ocean Bill of Lading serves as the contract of carriage between the Company and the ocean carrier. When the Company acts as an ocean freight forwarding agent, the Company typically does not issue a HOBL, but rather receives a management fee for managing the transaction as an agent, including booking and documentation between the client and the underlying carrier (contracted by the client).

Regardless of the forms through which the Company provide airfreight and ocean freight services, if ancillary services are provided to the client, such as the preparation of export documentation, additional fees are received.

When acting as an indirect carrier, the Company typically performs both the export and import portions of the shipment. In those instances, and in instances where the Company is performing only the export portion of the shipment, the Company consolidates the shipments and contracts directly with the airlines or ocean carriers. In these instances, the Company acts as the principle with respect to the shipment and therefore, recognizes revenue on a gross basis in accordance with ASC 605 and accordingly, revenue and purchased transportation costs for these shipments are recognized at the time the freight departs the terminal of origin which is when the client is billed. In situations where the Company performs only the import portion of the shipment, typically the client has arranged for transportation services with another party and the Company acts as an agent, rather than a principle in the transaction. The Company recognizes revenue for these shipments when the import services are completed. Accordingly, only the management fees for such services are included in revenue.

When acting as an authorized agent for airlines and when acting as an ocean freight forwarding agent (as defined above), the Company typically forwards the freight as an agent. In these circumstances, management fees earned from the Company’s services are recognized at the time the freight departs the terminal of origin which is when the client is billed.

These methods generally result in recognition of revenues and purchased transportation costs earlier than methods that do not recognize revenues until a proof of delivery is received or that recognize revenues as progress on the transit is made. The Company’s methods of revenue and cost recognition do not result in a material difference from amounts that would be reported under such other methods.

Customs brokerage revenue and other freight forwarding revenues are recognized when the client is billed, which for customs brokerage is when the necessary documentation for customs clearance has been completed and for other revenues is when the service has been provided to third parties in the ordinary course of business. Purchased transportation costs are recognized at the time the freight departs the terminal of origin. Certain costs, related primarily to ancillary services, are estimated and accrued at the time the services are provided and adjusted upon receipt of the carrier’s final invoices.

Contract Logistics and Distribution.    Contract logistics services primarily relate to value-added warehousing and the subsequent distribution of goods and materials in order to meet clients’ inventory needs and production or distribution schedules. Services include receiving, deconsolidation and decontainerization, sorting, put away, consolidation, assembly, cargo loading and unloading, assembly of freight and protective packaging, warehousing services, order management, customized distribution and inventory management services. Outsourced services include inspection services, quality centers and manufacturing support. Inventory management services include materials sourcing services pursuant to contractual, formalized repackaging programs and materials sourcing agreements.

The Company provides a range of distribution, consultation, outsourced management services, planning and optimization services, and other supply chain management services. Other services within the Contract Logistics and Distribution segment consist primarily of supply chain management services. The Company receives fees for the other supply chain management services that are performed. Contract logistics and distribution revenues are recognized when the service has been completed in the ordinary course of business.

Income Taxes

Income Taxes.    Federal, state and foreign income taxes are computed at current tax rates, less tax credits. Provisions for income taxes include amounts that are currently payable, plus changes in deferred income tax assets and liabilities. Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance so that the assets are recognized only to the extent that when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will be realized.

The Company records a provision for estimated additional tax, penalties and interest that may result from tax authorities disputing uncertain tax positions taken at the largest amount that is greater than 50% likely of being realized. For further information, see Note 4, “Uncertain Tax Positions.”

No provision is made for additional taxes, which would arise if the retained earnings of subsidiaries were distributed, on the basis that it is not anticipated that such distribution will be made that it is indefinitely invested.

Segment Reporting

Segment Reporting.    The factors for determining the reportable segments include the manner in which management evaluates the performance of the Company combined with the nature of the individual business activities. The Company’s reportable business segments are (i) Freight Forwarding and (ii) Contract Logistics and Distribution. The Freight Forwarding segment includes airfreight forwarding, ocean freight forwarding, customs brokerage and other related services. The Contract Logistics and Distribution segment includes all operations providing contract logistics, distribution and other related services. Certain corporate costs, enterprise-led costs, and various holding Company expenses within the group structure are presented separately.

Share-Based Compensation

Share-Based Compensation.    The Company recognizes compensation expense for all share-based payments in accordance with ASC 718, Compensation — Stock Compensation (ASC 718). Under the fair value recognition provisions of ASC 718, the Company recognizes share-based compensation expense, net of an estimated forfeiture rate, over the requisite service period of the award.

Cash and Cash Equivalents and Concentration of Risks

Cash and Cash Equivalents and Concentration of Risks.    Cash and cash equivalents include currency on hand as well as demand deposits with banks or financial institutions. It also includes other kinds of accounts that have the general characteristics of demand deposits in that the Company may deposit additional funds at any time and also effectively may withdraw funds at any time without prior notice or penalty. Cash equivalents, include short-term, highly liquid investments that are both readily convertible to known amounts of cash, and so near their maturity that they present minimal risk of changes in value because of changes in interest rates. Investments with original maturities of three months or less qualify under that definition. Original maturity means the maturity from the date of the Company’s original investment.

The Company maintains its primary cash accounts with established banking institutions around the world. The Company estimates that approximately $227,025 of these deposits were not insured by the Federal Deposit Insurance Corporation or similar entities outside of the United States (U.S.) as of January 31, 2013.

The Company has entered into agreements with certain of its distribution clients specifying the use of designated cash accounts for receivables collections from the end clients. Although the Company is required under these contracts to use such accounts for cash activity related to these clients, the Company has access and control over such balances in the normal course of its operations. Balances in such accounts totaled approximately $27,614 and $37,406 at January 31, 2013 and 2012, respectively, and are included in cash and cash equivalents in the accompanying consolidated balance sheets.

Trade Receivables

Trade Receivables.    In addition to billings related to transportation costs, trade receivables include disbursements made on behalf of clients for value added taxes, customs duties, and other amounts remitted to governmental authorities on behalf of clients; and freight insurance. The billings to clients for these disbursements are not recorded as revenue and purchased transportation costs in the consolidated statements of operations. Management establishes reserves based on the expected ultimate collectability of these receivables.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts.    The Company maintains an allowance for doubtful accounts for estimated losses inherent in its trade receivable portfolio. In establishing the required allowance, management considers historical losses, current receivables aging, general and specific economic conditions, and local market conditions. The Company reviews its allowance for doubtful accounts monthly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability. All other balances are reviewed on a pooled basis. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Amounts charged to allowance for doubtful accounts to the Company’s consolidated statements of operations were $4,507, $6,863 and $4,361 for the fiscal years ended January 31, 2013, 2012 and 2011, respectively. The Company does not have any off-balance-sheet credit exposure related to its clients.

Property, Plant and Equipment

Property, Plant and Equipment.    Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

Years
Buildings and leasehold improvements	10-40
Computer equipment and software	3-7
Furniture, fixtures and equipment	3-10
Vehicles	3-10

Assets held under capital leases are depreciated over their estimated useful lives on the same basis as owned assets, or if there is not reasonable certainty that the Company will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the lease term or its estimated useful life. Leasehold improvements are depreciated over the estimated useful life of the related asset, or over the term of the lease, whichever is shorter.

Long-Lived Assets

Long-Lived Assets.    Long-lived assets, such as property, plant, and equipment, and acquired intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by an asset to the carrying value of the asset in accordance with ASC 360, Property, Plant and Equipment (ASC 360). If the carrying value of the long-lived asset is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques, including undiscounted cash flow models, quoted market values and third-party appraisals, as considered necessary.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets.    Goodwill represents the excess of the aggregate purchase price over the fair market value of the net assets acquired in a purchase business combination. Intangible assets with definite useful lives are amortized using the straight-line method over their estimated useful lives. Goodwill is generally comprised of expected operational synergies from continuing the operations of the acquired companies.

Goodwill, including other intangible assets with indefinite useful lives, is assessed for impairment at least annually and whenever events or circumstances change that would make it more likely than not that an impairment may have occurred. If the carrying value of goodwill or an indefinite-lived intangible asset exceeds its fair value, an impairment loss is recognized. The evaluation of impairment involves comparing the current fair value of each of the Company’s reporting units to their recorded value, including goodwill. The Company uses a discounted cash flow (DCF) model, corroborated by comparative market multiples where appropriate, to determine the current fair value of its reporting units. A number of significant assumptions and estimates are involved in the application of the DCF model to forecast operating cash flows, including the weighted average cost of capital (WACC), contract renewal assumptions and terminal value assumptions. The WACC takes into account the relative weights of each component of the Company’s consolidated capital structure (debt and equity) and represents the expected cost of new capital adjusted as appropriate to consider risk profiles specific to the Company. Terminal value assumptions are applied to the final year of the DCF model.

The Company capitalizes certain internally-developed software costs in accordance with ASC 350-40, Intangibles — Goodwill and Other — Internal Use Software (ASC 350). Amortization is calculated using the straight-line method over the estimated useful lives of the assets ranging from three to seven years.

Investments

Investments.    Investments in affiliated companies are accounted for using the equity method, where the Company has the ability to exercise significant influence over the operating and financial policies (generally an investment of 20 — 50%) of the companies’ voting interests. Consolidated net income or loss includes the Company’s proportionate share of the net income or net loss of these companies.

Employee Benefit Plans

Employee Benefit Plans.    Contributions to defined contribution plans are expensed as incurred. For defined benefit pension plans, the Company adjusts prepaid benefit costs or retirement fund obligations to the difference between the projected benefit obligations and the plan assets at fair value on a plan-by-plan basis. The offset to the adjustments are recorded directly to shareholders’ equity, net of taxes, to the extent that those changes are not included in net periodic benefit cost for the period. The amounts in shareholders’ equity represent the after-tax unamortized gains or losses and unamortized prior service costs or benefits.

Pharma Property Development Agreements

Pharma Property Development Agreements.    During the fiscal year ended January 31, 2012, the Company entered into various agreements providing for the development of a logistics facility to be used in the Company’s pharmaceutical distribution business in South Africa. In addition to a property development agreement, the Company signed an agreement to purchase the property at the conclusion of the development at the project’s total cost, which includes interest on the financing for the project, subject to certain conditions being met, including among other items, the property having been registerable for transfer and having been ready for beneficial occupation as described under the development agreement. In addition to the other documents for the transaction, the Company also entered into a lease agreement for the property and facility following the conclusion of its development, should the property not be saleable to the Company at that time. Together these agreements are referred to as the Pharma Property Development Agreements. As of September 1, 2012, development of the property was substantially completed and property, plant and equipment of $62,977 were placed into service. As of January 31, 2013, due to routine administrative processes, the property was not yet registerable for transfer, and accordingly, the Company’s pharmaceutical distribution business in South Africa is leasing the facility until such time as the purchase can be completed. Liabilities outstanding pursuant to the lease agreement are included in capital lease obligations. It is intended to be replaced with long-term financing upon the purchase.

Fair Value Measurements

Fair Value Measurements.    The estimated fair value of financial instruments has been determined using available market information and other appropriate valuation methodologies. However, considerable judgment is required in interpreting market data to develop estimates of fair value. Therefore, the estimates are not necessarily indicative of the amounts that could be realized or would be paid in a current market exchange. The effect of using different market assumptions and estimation methodologies may be material to the estimated fair value amounts.

The Company’s principal financial instruments are cash and cash equivalents, trade receivables, bank lines of credit, long-term deposits, short-term borrowings, trade payables and other accrued liabilities, long-term borrowings, forward contracts and other derivative instruments. With the exception of the Company’s senior unsecured guaranteed notes and call options, the carrying values of these financial instruments approximate fair values either because of the short maturities of these instruments, or because the interest rates are based upon variable reference rates. As discussed further in Note 10, “Borrowings” on January 25, 2013, the company issued $150,000 and $50,000 of senior unsecured guaranteed notes bearing an interest rate of 4.10% and 3.50%, respectively. As of January 31, 2013, the fair values of these notes approximated their book values.

Interest-bearing bank loans and bank lines of credit are recorded at the proceeds received. Interest expense, including premiums payable on settlement or redemption, is accounted for on an accrual basis. Equity instruments are recorded at the proceeds received.

Certain non-financial assets and liabilities are measured at fair value on a non-recurring basis, including property, plant, and equipment, goodwill, and intangibles assets. These assets are not measured at fair value on a recurring basis; however, they are subject to fair value adjustments in certain circumstances, such as when there is evidence of impairment. A general description of the valuation methodologies used for assets and liabilities measured at fair value, including the general classification of such assets and liabilities pursuant to the valuation hierarchy, is included in each footnote with fair value measurement present.

Risk Management

Risk Management.    The Company’s credit risk is primarily attributable to its trade receivables. The amounts presented in the accompanying consolidated balance sheets are net of allowances for doubtful accounts, estimated by the Company’s management based on prior experience and the current economic environment. The Company has no significant concentration of credit risk, with exposure spread over a large number of clients.

The credit risk on liquid funds and derivative financial instruments is limited because the counter parties are banks with high credit ratings assigned by international credit rating agencies.

In order to manage its exposure to foreign exchange risks, the Company enters into forward exchange contracts. At the end of each accounting period, the forward exchange contracts are marked to fair value and the resulting gains and losses are recorded in the consolidated statements of operations as part of purchased transportation costs.

Contingencies

Contingencies.    The Company is subject to a range of claims, lawsuits and administrative proceedings that arise in the ordinary course of business. The Company accrues a liability and charges operations for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated, in accordance with the recognition criteria of ASC 450, Contingencies (ASC 450). Estimating liabilities and costs associated with these matters requires significant judgment and assessment based upon the professional knowledge and experience of management and its legal counsel.

Where the Company is self-insured in relation to freight-related and employee benefit-related exposures, adequate liabilities are estimated and recorded, in accordance with ASC 450, for the portion for which the Company is self-insured. Where the Company has transferred risk through an insurance policy yet retains the primary obligation with respect to such claims, the Company records a liability for full amount of unpaid claims, and records an asset for the full amount of insurance recovery. The Company expenses litigation costs as incurred. The ultimate resolution of any exposure to the Company may change as further facts and circumstances become known.

Reclassifications

Reclassifications.    Certain amounts in previous years’ consolidated financial statements have been reclassified to conform to the current year presentation. These reclassifications include the combination of certain immaterial line items on the Company’s Consolidated Statements of Cash Flows and the Notes to the Consolidated Financial Statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements.

Adoption of New Accounting Standards.    The Company did not adopt any new accounting standards during fiscal 2013.

Standards Issued But Not Yet Effective.    In February 2013, the FASB issued Accounting Standards Update (ASU) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This update requires additional disclosures about the amounts reclassified out of other comprehensive income, including the effect on net income. The accounting guidance in ASU 2013-02 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012 and provides for prospective application. The Company will be required to make additional disclosures about the effect that reclassification adjustments have on net income, which may include cross-referencing to other disclosures currently required by U.S. GAAP.

Proposed Amendments to Current Accounting Standards.    Updates to existing accounting standards and exposure drafts, such as exposure drafts related to revenue recognition, lease accounting, loss contingencies and fair value measurements, that have been issued or proposed by FASB or other standards setting bodies that do not require adoption until a future date, are being evaluated by the Company to determine whether adoption will have a material impact on the Company’s consolidated financial statements.